Schedule of Investments
May 31, 2020 (unaudited)
The Texas Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 86.03%

Banks - 3.29%
Allegiance Bancshares, Inc.			1,091	27,940
Cadence Bancorp.			2,684	21,660
CBTX, Inc.			1,480	30,222
Comerica, Inc.			783	28,462
Cullen/Frost Bankers, Inc.			410	31,148
First Financial Bankshares, Inc.			1,411	43,233
Hilltop Holdings, Inc.			1,685	31,493
Triumph Bancorp, Inc. (2)			1,067	26,195
Veritex Holdings, Inc.			1,491	26,122

				266,475

Capital Goods - 9.77%
Alamo Group, Inc.			641	66,228
Builders FirstSource, Inc. (2)			3,697	76,935
Comfort Systems USA, Inc. (2)			1,408	52,096
Cornerstone Building Brands, Inc. (2)			12,936	70,113
CSW Industrials, Inc.			912	65,263
Encore Wire Corp.			457	22,068
Fluor Corp.			1,172	13,607
Jacobs Engineering Group, Inc.			755	63,435
Primoris Services Corp. (2)			1,200	20,028
Quanex Building Products Corp.			5,445	67,518
Rush Enterprises, Inc. Class A			1,681	69,963
Textron, Inc.			2,133	66,059
Trinity Industries, Inc.			3,473	69,356
Univar Solutions, Inc. (2)			4,445	68,720

				791,389

Chemicals - 4.62%
Celanese Corp. Series A			903	81,189
Huntsman Corp.			4,378	79,461
Kraton Corp. (2)			2,465	37,591
Kronos Worldwide, Inc. (2)			7,618	74,352
Valhi, Inc.			24,901	19,520
Westlake Chemical Co.			1,716	81,853

				373,966

Commercial & Professional Services - 3.06%
Copart, Inc.			1,218	108,877
Waste Management, Inc.			1,303	139,095

				247,972

Construction & Engineering - 0.98%
KBR, Inc.			3,378	79,214

Construction & Engineering - 1.02%
Eagle Materials, Inc.			1,242	82,916

Consumer Durables & Apparel - 2.60%
Callaway Golf Co.			2,398	36,737
Green Brick Partners, Inc. (2)			2,025	21,668
Horton DR, Inc.			1,265	69,955
LGI Homes, Inc. (2)			983	82,002

				210,362

Consumer Services - 2.71%
Brinker International, Inc.			1,241	32,700
Dave & Buster's Entertainment, Inc. (2)			543	7,162
Service Corp International			1,896	74,759
Wingstop, Inc.			859	104,755

				219,376

Diversified Financials - 1.65%
Main Street Capital Corp.			1,161	36,223
Texas Pacific Land Trust			166	97,341

				133,564

Electric Housewares & Fans - 0.61%
Helen of Troy, Ltd. (2)			272	49,482

Energy - 0.46%
Marathon Petroleum Corp.			1,067	37,494

Engineering & Construction - 1.15%
Arcosa, Inc.			2,442	93,211

Equity Real Estate Investment Trust - 0.27%
The Howard Hughes Corp. (2)			424	21,476

Food & Staples Retailing - 0.93%
Sysco Corp.			1,361	75,073

Food, Beverage & Tobacco - 2.46%
Darling Ingredients, Inc. (2)			4,225	98,485
Keurig Dr. Pepper, Inc.			3,609	100,763

				199,248

Gas Utilities - 1.08%
Atmos Energy Corp.			851	87,466

Health Care Equipment & Services - 6.12%
Addus HomeCare Corp. (2)			590	58,386
Atrion Corp. (2)			95	60,989
HMS Holdings Corp. (2)			3,470	108,403
Integer Holdings Corp. (2)			1,396	110,535
McKesson Corp.			657	104,246
US Physical Therapy, Inc.			712	52,788

				495,347

Household & Personal Products - 1.20%
Kimberly Clark Corp.			687	97,169

Insurance - 0.68%
Globe Life, Inc.			393	30,269
Stewart Information Service Corp.			795	24,502

				54,771

Integrated Oil & Gas - 1.49%
Exxon Mobil Corp.			1,968	89,485
Occidental Petroleum Corp.			2,412	31,235

				120,720

Leisure Products - 0.50%
YETI Holdings, Inc. (2)			1,273	40,863

Media - 0.53%
Nexstar Media Group, Inc.			517	43,071

Metals & Mining - 0.95%
Commercial Metals Co.			4,469	76,688

Oil & Gas Drilling - 0.23%
Patterson-UTI Energy, Inc.			5,061	18,675

Oil & Gas Equipment Services - 1.59%
Schlumberger Ltd.			5,593	103,303
Solaris Oilfield Infrastructure, Inc. Class-A			3,686	25,544

				128,847

Oil & Gas Exploration & Production - 3.88%
Cabot Oil & Gas Corp. Class A			3,229	64,063
Concho Resources, Inc.			1,567	85,433
ConocoPhillips			1,038	43,783
Diamonback Energy, Inc. (2)			915	38,961
EOG Resources, Inc.			420	21,407
Parsley Energy, Inc. (2)			2,288	20,912
Pioneer Natural Resources Co.			435	39,846

				314,405

Oil & Gas Refining & Marketing - 1.71%
CVR Energy, Inc.			1,633	33,313
HollyFrontier Corp.			1,083	34,060
Phillips 66			450	35,217
Valero Energy Corp.			533	35,519

				138,109

Oil & Gas Storage & Transportation - 1.79%
Cheniere Energy, Inc. (2)			1,104	48,962
EnLink Midstream LLC			16,447	38,815
Kinder Morgan, Inc. (2)			1,365	21,567
Targa Resources Corp. (2)			2,000	35,780

				145,124

Oil, Gas & Coal - 0.06%
Callon Petroleum Co. (2)			6,788	4,539

Oil, Gas & Consumable Fuels - 0.57%
Brigham Minerals, Inc.			1,898	25,149
Magnolia Oil & Gas (2)			3,785	21,007

				46,156

Pharmaceuticals, Biotechnology & Life Science - 2.99%
Lexicon Pharmaceuticals, Inc. (2)			20,576	39,300
Luminex Corp.			4,288	133,614
Reata Pharmaceuticals, Inc. Class A (2)			477	69,318

				242,232

Real Estate Management & Development - 0.43%
Forestar Group, Inc. (2)			2,291	34,754

Retailing - 1.88%
Core-Mark Holding Co., Inc.			3,672	102,743
The Michaels Cos., Inc. (2)			12,758	49,246

				151,989

Semiconductors & Semiconductor Equipment - 5.23%
Cirrus Logic, Inc. (2)			2,098	152,063
Diodes, Inc. (2)			2,944	143,196
Texas Instruments, Inc.			1,082	128,477

				423,736

Software & Services - 10.47%
Cardtronics PLC (United Kingdom) (2)			2,400	58,056
Digital Turbine, Inc. (2)			12,730	81,727
Match Group, Inc. Class-A (2)			1,924	171,313
RealPage, Inc. (2)			2,383	161,615
SailPoint Technologies Holdings, Inc. (2)			3,861	88,147
Solarwinds, Inc. (2)			2,582	47,225
Tyler Technologies, Inc. (2)			404	151,625
Upland Software, Inc. (2)			2,559	88,413

				848,121

Technology Hardware & Equipment - 2.62%
Dell Technologies, Inc. (2)			1,750	86,870
National Instruments Corp.			3,246	125,685

				212,555

Telecommunication Services - 1.46%
AT&T, Inc.			3,835	118,348

Transportation - 1.60%
Southwest Airlines Co.			1,000	32,100
Uber Technologies, Inc. (2)			2,686	97,556

				129,656

Utilities - 1.39%
Sunnova Energy International, Inc. (2)			3,759	56,385
Vistra Energy Corp.			2,730	55,801

				112,186

Total Common Stock			(Cost $ 7,757,363)	6,966,745

Money Market Registered Investment Companies - 11.58%

Federated Government Obligations Fund - Institutional Class, 0.09%			937,906	937,906

Total Money Market Registered Investment Companies			(Cost $ 937,906)	937,906

Total Investments - 99.94%			(Cost $ 9,158,186)	8,093,401

Other Assets less Liabilities - 0.06%				5,106

Total Net Assets - 100.00%				8,098,507

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options
SPDR Gold Shares ETF, Strike $160.00	100	6/19/2020	518,800	40,500
SPDR Gold Shares ETF, Strike $165.00	200	9/18/2020	1,037,600	113,400
SPDR S&P Oil & Gas Exploration & Production ETF, Strike $18.00	300	1/15/2021	4,887,300	12,150

	600		6,443,700	166,050

Put Options
iShares Russell 2000 ETF, Strike $110.00	200	6/19/2020	2,778,000	4,200
iShares Russell 2000 ETF, Strike $110.00	50	9/18/2020	694,500	14,650
SPDR S&P 500 ETF Trust, Strike $265.00	50	6/19/2020	1,521,600	3,850

	300		4,994,100	22,700

Total Options			(Cost $ 462,917)	188,750

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$8,093,401	$-
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$8,093,401	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of May 31, 2020.